CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE	$ 350,000,000	$ 126,000,000	$ 763,000,000	$ 793,000,000	$ 2,119,000,000
EXPENSES
General and administrative	65,000,000	39,000,000	213,000,000	181,000,000	255,000,000
TOTAL EXPENSES	446,000,000	255,000,000	1,323,000,000	1,540,000,000	1,913,000,000
OTHER INCOME (EXPENSES)
Interest expense	(19,000,000)	(11,000,000)	(53,000,000)	(27,000,000)	(15,000,000)
TOTAL OTHER INCOME (EXPENSES)		5,000,000	8,000,000	14,000,000	(3,000,000)
Net (loss) income	$ (91,000,000)	$ (114,000,000)	$ (473,000,000)	$ (618,000,000)	$ 134,000,000
Weighted Average Number of Shares Outstanding, Basic	44,413,972	36,000,000	37,406,171	36,000,000	36,000,000
Weighted Average Number of Shares Outstanding, Diluted	44,413,972	36,000,000	37,406,171	36,000,000	37,102,120
Earnings Per Share, Basic	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.72
Earnings Per Share, Diluted	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.61
Apollo Strategic Growth Capital
REVENUE	$ 0	$ 0
EXPENSES
Administrative fee - related party	50,001	50,647	$ 200,650	$ 46,669
General and administrative	1,441,567	4,592,167	12,663,776	536,614	$ 1,853
TOTAL EXPENSES	1,491,568	4,642,814	12,864,426	583,283	1,853
OTHER INCOME (EXPENSES)
Investment income from Trust Account	321,889	141,517	371,004	175,533
Interest expense	(2,038)	(615)	(5,465)	(414)
Transaction costs allocable to warrant liability				(2,344,508)
Change in fair value of derivative warrant liabilities	(4,154,752)	24,785,058	18,698,777	(16,889,088)
TOTAL OTHER INCOME (EXPENSES)	(3,834,901)	24,925,960	19,064,316	(19,058,477)
Net (loss) income	$ (5,326,469)	$ 20,283,146	$ 6,199,890	$ (19,641,760)	$ (1,853)
Class A ordinary shares | Apollo Strategic Growth Capital
OTHER INCOME (EXPENSES)
Weighted Average Number of Shares Outstanding, Basic	81,681,000	81,681,000	81,681,000	18,828,526
Weighted Average Number of Shares Outstanding, Diluted	81,681,000	81,681,000	81,681,000	18,828,526
Earnings Per Share, Basic	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)
Earnings Per Share, Diluted	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)
Class B ordinary shares | Apollo Strategic Growth Capital
OTHER INCOME (EXPENSES)
Weighted Average Number of Shares Outstanding, Basic	20,420,250	20,420,250	20,420,250	18,983,377	18,750,000
Weighted Average Number of Shares Outstanding, Diluted	20,420,250	20,420,250	20,420,250	18,983,377	18,750,000
Earnings Per Share, Basic	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)	$ 0.00
Earnings Per Share, Diluted	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)	$ 0.00